Risk information - Credit exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Risk information
Financial assets	kr 359,484	kr 357,401
Committed undisbursed loans	56,887	54,975
AAA
Risk information
Financial assets	160,578	148,439
Committed undisbursed loans	49,762	47,522
AA+ to A-
Risk information
Financial assets	85,056	102,118
Committed undisbursed loans	675	410
BBB+ to BBB-
Risk information
Financial assets	75,529	69,983
Committed undisbursed loans	3,236	2,421
BB+ to B-
Risk information
Financial assets	37,402	35,595
Committed undisbursed loans	3,214	4,467
CCC to D
Risk information
Financial assets	919	1,266
Committed undisbursed loans		155
Cash and cash equivalents
Risk information
Financial assets	5,219	3,482
Cash and cash equivalents | AAA
Risk information
Financial assets	1,000	1,000
Cash and cash equivalents | AA+ to A-
Risk information
Financial assets	4,217	2,476
Cash and cash equivalents | BBB+ to BBB-
Risk information
Financial assets		5
Cash and cash equivalents | BB+ to B-
Risk information
Financial assets	2	1
Treasuries/government bonds
Risk information
Financial assets	4,150	11,525
Treasuries/government bonds | AAA
Risk information
Financial assets	1,650
Treasuries/government bonds | AA+ to A-
Risk information
Financial assets	2,500	11,525
Other interest-bearing securities except loans
Risk information
Financial assets	52,843	41,561
Other interest-bearing securities except loans | AAA
Risk information
Financial assets	31,758	20,572
Other interest-bearing securities except loans | AA+ to A-
Risk information
Financial assets	20,527	20,989
Other interest-bearing securities except loans | BBB+ to BBB-
Risk information
Financial assets	558
Other interest-bearing securities except loans | BB+ to B-
Risk information
Financial assets		0
Loans in the form of interest-bearing securities
Risk information
Financial assets	48,726	51,227
Loans in the form of interest-bearing securities | AAA
Risk information
Financial assets	600	2,927
Loans in the form of interest-bearing securities | AA+ to A-
Risk information
Financial assets	18,329	17,761
Loans in the form of interest-bearing securities | BBB+ to BBB-
Risk information
Financial assets	28,997	28,782
Loans in the form of interest-bearing securities | BB+ to B-
Risk information
Financial assets	800	1,154
Loans in the form of interest-bearing securities | CCC to D
Risk information
Financial assets		603
Loans to credit institutions
Risk information
Financial assets	13,529	19,009
Loans to credit institutions | AAA
Risk information
Financial assets	4,730	2,918
Loans to credit institutions | AA+ to A-
Risk information
Financial assets	7,566	13,879
Loans to credit institutions | BBB+ to BBB-
Risk information
Financial assets	1,219	1,607
Loans to credit institutions | BB+ to B-
Risk information
Financial assets	14	605
Loans to the public
Risk information
Financial assets	224,354	224,165
Loans to the public | AAA
Risk information
Financial assets	120,840	121,022
Loans to the public | AA+ to A-
Risk information
Financial assets	21,292	29,134
Loans to the public | BBB+ to BBB-
Risk information
Financial assets	44,737	39,548
Loans to the public | BB+ to B-
Risk information
Financial assets	36,586	33,798
Loans to the public | CCC to D
Risk information
Financial assets	899	663
Derivatives
Risk information
Financial assets	10,643	6,432
Derivatives | AA+ to A-
Risk information
Financial assets	10,625	6,354
Derivatives | BBB+ to BBB-
Risk information
Financial assets	18	41
Derivatives | BB+ to B-
Risk information
Financial assets		kr 37
Shares
Risk information
Financial assets	20
Shares | CCC to D
Risk information
Financial assets	kr 20